Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS III
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Inv | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [TextBlock]	vip_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Balanced Portfolio
April 30, 2013
Prospectus

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 3.

  With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.